Additional disclosures - Preference Shares and Securities Detail (Details) € in Millions, £ in Millions, $ in Millions		1 Months Ended	12 Months Ended
	Mar. 19, 2018 EUR (€)	Jan. 31, 2020	Dec. 31, 2020 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2015	Dec. 31, 2020 USD ($)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 EUR (€)	Dec. 31, 2017 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount			€ 21,686.0	€ 23,676.0				€ 20,878.0	€ 21,382.0
Interest rate (as a percent)		4.375%
Initial interest rate term		6 years
Reference rate, after initial interest rate period		5-year Mid-Swap Rate
Adjustment to reference rate, after initial interest rate period		4.534%
Issuance by Santander UK plc in October 2005 | Preference Shares
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount | £							£ 80.3
Issuance by Santander UK plc in October 2005 | Fixed interest rate | Preference Shares
Disclosure of detailed information about financial instruments [line items]
Interest rate (as a percent)			10.375%			10.375%	10.375%
Issuance by Santander UK plc in February 1996 | Preference Shares
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount | £							£ 80.3
Issuance by Santander UK plc in February 1996 | Fixed interest rate | Preference Shares
Disclosure of detailed information about financial instruments [line items]
Interest rate (as a percent)			10.375%			10.375%	10.375%
Issuance by Banco Santander S.A. in September 2014
Disclosure of detailed information about financial instruments [line items]
Interest rate (as a percent)			6.25%		6.25%	6.25%	6.25%
Initial interest rate term			7 years		7 years
Reference rate, after initial interest rate period			5-year Mid-Swap Rate		5 year Mid-Swap Rate
Adjustment to reference rate, after initial interest rate period					5.64%
Issuance by Banco Santander S.A. in September 2014 | Fixed interest rate | Preferred Securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount			€ 1,500.0
Interest rate (as a percent)			6.25%			6.25%	6.25%
Issuance by Banco Santander S.A. in September 2014 | 5-Year Mid-Swap Rate
Disclosure of detailed information about financial instruments [line items]
Adjustment to reference rate, after initial interest rate period			5.64%			5.64%	5.64%
Issuance by Banco Santander S.A. in April 2017
Disclosure of detailed information about financial instruments [line items]
Interest rate (as a percent)				6.75%
Initial interest rate term			5 years	5 years
Reference rate, after initial interest rate period			5-year Mid-Swap Rate	5-year Mid-Swap Rate
Adjustment to reference rate, after initial interest rate period				6.803%
Issuance by Banco Santander S.A. in April 2017 | Preferred Securities
Disclosure of detailed information about financial instruments [line items]
Interest rate (as a percent)			6.75%			6.75%	6.75%
Issuance by Banco Santander S.A. in April 2017 | Fixed interest rate | Preferred Securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount			€ 750.0
Interest rate (as a percent)			6.75%			6.75%	6.75%
Issuance by Banco Santander S.A. in April 2017 | 5-Year Mid-Swap Rate
Disclosure of detailed information about financial instruments [line items]
Adjustment to reference rate, after initial interest rate period			6.803%			6.803%	6.803%
Issuance by Banco Santander S.A. in September 2017
Disclosure of detailed information about financial instruments [line items]
Interest rate (as a percent)				5.25%
Initial interest rate term			6 years	6 years
Reference rate, after initial interest rate period			5-year Mid-Swap Rate	5 year Mid-Swap Rate
Adjustment to reference rate, after initial interest rate period				4.999%
Issuance by Banco Santander S.A. in September 2017 | Preferred Securities
Disclosure of detailed information about financial instruments [line items]
Interest rate (as a percent)			5.25%			5.25%	5.25%
Issuance by Banco Santander S.A. in September 2017 | Fixed interest rate | Preferred Securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount			€ 1,000.0
Interest rate (as a percent)			5.25%			5.25%	5.25%
Issuance by Banco Santander S.A. in September 2017 | 5-Year Mid-Swap Rate
Disclosure of detailed information about financial instruments [line items]
Adjustment to reference rate, after initial interest rate period			4.999%			4.999%	4.999%
Issuance by Banco Santander S.A. in March 2018
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount	€ 1,500.0
Interest rate (as a percent)	4.75%
Initial interest rate term	7 years		7 years
Reference rate, after initial interest rate period			Mid-Swap Rate
Adjustment to reference rate, after initial interest rate period	4.10%
Issuance by Banco Santander S.A. in March 2018 | Preferred Securities
Disclosure of detailed information about financial instruments [line items]
Interest rate (as a percent)			4.75%			4.75%	4.75%
Issuance by Banco Santander S.A. in March 2018 | Fixed interest rate | Preferred Securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount			€ 1,500.0
Interest rate (as a percent)			4.75%			4.75%	4.75%
Issuance by Banco Santander S.A. in March 2018 | 5-Year Mid-Swap Rate
Disclosure of detailed information about financial instruments [line items]
Adjustment to reference rate, after initial interest rate period			4.097%			4.097%	4.097%
Issuance by Banco Santander S.A. in February 2019
Disclosure of detailed information about financial instruments [line items]
Reference rate, after initial interest rate period			Mid-Swap Rate
Issuance by Banco Santander S.A. in February 2019 | Preferred Securities
Disclosure of detailed information about financial instruments [line items]
Interest rate (as a percent)			7.50%			7.50%	7.50%
Initial interest rate term			7 years
Adjustment to reference rate, after initial interest rate period			4.899%			4.899%	4.899%
Issuance by Banco Santander S.A. in February 2019 | Fixed interest rate | Preferred Securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount | $						$ 1,200.0
Interest rate (as a percent)			7.50%			7.50%	7.50%
Issuance by Banco Santander S.A. in January 2020
Disclosure of detailed information about financial instruments [line items]
Reference rate, after initial interest rate period			5-year Mid-Swap Rate
Issuance by Banco Santander S.A. in January 2020 | Preferred Securities
Disclosure of detailed information about financial instruments [line items]
Interest rate (as a percent)			4.375%			4.375%	4.375%
Initial interest rate term			6 years
Issuance by Banco Santander S.A. in January 2020 | Fixed interest rate | Preferred Securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount			€ 1,500.0
Interest rate (as a percent)			4.375%			4.375%	4.375%
Issuance by Banco Santander S.A. in January 2020 | 5-Year Mid-Swap Rate
Disclosure of detailed information about financial instruments [line items]
Adjustment to reference rate, after initial interest rate period			4.534%			4.534%	4.534%
Issuance by Santander Finance Preferred S.A. in September 2004 | CMS10 | Preferred Securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount			€ 144.0
Interest rate (as a percent)			8.00%			8.00%	8.00%
Variable interest rate (as a percent)			0.05%			0.05%	0.05%
Issuance by Santander Finance Preferred S.A. in July 2007 | Fixed interest rate | Preferred Securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount | £							£ 4.9
Interest rate (as a percent)			7.01%			7.01%	7.01%